Non-Controlling Interests	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Non-Controlling Interests

15. NON-CONTROLLING INTERESTS

The Company’s consolidated financial statements include the accounts of entities where the Company has operating control but may own less than 100% of the equity interest in the LLC or other entity. A significant element of the Company’s plans to finance growth is through the use of partnerships where private investors contribute all or substantially all of the capital required to open its Little Big Burger restaurants in return for an ownership interest in the LLC and an economic interest in the net income of the restaurant location. The Company manages the operations of the restaurant in return for a management fee and an economic interest in the net income of the restaurant location. While terms may vary by LLC, the investor generally contributes between $250,000 and $350,000 per location and is entitled to 80% of the net income of the LLC until such time as the investor recoups the initial investment and the investor return on net income changes from 80% to 50%, and in certain cases to 20%, of net income. The Company contributes the intellectual property and management related to operating a Little Big Burger, manages the construction, opening and ongoing operations of the store in return for a 5% management fee and 20% of net income until such time as the investor recoups the initial investment and the Company return on net income changes from 20% to 50%, and in certain cases to 80%, of net income.

In addition to the Little Big Burger LLC’s referred to above, the Company holds less than a 100% interest in its Just Fresh subsidiaries and several of its consolidated legal entities in South Africa.

The accounts of these partnerships are included in the consolidated accounts of the Company and intercompany transactions, including management fees and intercompany loans and advances, are eliminated in consolidation. The carrying amount of the Company’s interest in subsidiaries where owns less than 100% is adjusted quarterly based on the company’s ownership of the net assets of each entity.

The carrying amount of assets and liabilities of consolidated subsidiaries with non-controlling interests are as follows (refer to Footnote 1 Organization for details of the Company’s ownership percentages for each entity):

December 31, 2018	LBB Hassalo LLC	LBB Platform LLC	LBB Progress Ridge LLC	LBB Green Lake LLC	American Burger Prosperity, LLC (DBA LBB Prosperity)	LBB Wallingford LLC	LBB Capitol Hill LLC	LBB Rea Farms LLC
Cash	$13,690	$22,363	$21,790	$588	$8,095	$9,238	$3,800	$4,306
Accounts receivable	165	(17)	3,652	-	1,777	1,896	-	209
Inventory	4,682	3,213	5,781	-	3,261	3,265	-	4,965
Property, plant and equipment	249,902	190,017	252,322	144,953	353,907	539,713	408,644	398,497
Goodwill and intangible assets	-	-	-	-	-	-	-	-
Other assets	4,320	5,447	10,364	4,332	5,000	10,840	15,259	4,520
Due from (to) Chanticleer and affiliates	118,500	173,600	132,844	(28,829)	(205,782)	(291,452)	(190,138)	(81,037)
Total Assets	391,259	394,623	426,753	121,045	166,258	273,500	237,566	331,461

Accounts payable and accrued liabilities	59,373	45,537	62,441	128,945	31,875	71,928	151,585	132,760
Debt	-	-	-	-	-	-	-	-
Deferred rent	80,323	74,430	105,326	4,279	45,750	105,503	32,310	730
Total Liabilities	139,696	119,966	167,766	133,225	77,625	177,431	183,896	133,490

Net Book Value attributable to Chanticleer and affiliates	201,251	219,726	129,493	(6,090)	44,316	48,035	26,835	98,986
Net Book Value attributable to Non-Controlling Interest	50,313	54,931	129,493	(6,090)	44,316	48,035	26,835	98,986
Net Book Value	$251,563	$274,657	$258,987	$(12,180)	$88,633	$96,069	$53,670	$197,971

December 31, 2018	LBB Multnomah Village LLC	LBB Magnolia LLC	JF Restaurants, LLC	DINE OUT	Hooters Emperors Palace (PTY) Ltd	Hooters on the Buzz (PTY) Ltd.	Hooters Umhlang (Pty) Ltd.	Hooters Wings Mgmt Company	Total
Cash	$8,106	$4,850	$29,668	$-	$56,868	$313	$14,400	$3,372	$201,448
Accounts receivable	2,801	259	14,806	-	6,586	-	1,585	38,907	72,627
Inventory	3,588	4,110	34,467	-	21,033	27,048	22,171	-	137,584
Property, plant and equipment	297,430	272,996	226,818	-	64,130	52,775	39,578	3,465	3,495,149
Goodwill and intangible assets	-	-	1,000,751	-	32,535	23,746	23,465	-	1,080,498
Other assets	10,483	12,620	24,670	-	23,978	3,988	5,949	-	141,769
Due from (to) Chanticleer and affiliates	72,085	46,660	(299,797)	(32,183)	855,758	(232,167)	93,052	(325,075)	(193,959)
Total Assets	394,493	341,495	1,031,384	(32,183)	1,060,889	(124,298)	200,200	(279,331)	4,935,115

Accounts payable and accrued liabilities	50,138	20,685	631,341	-	418,980	198,817	55,320	17,564	2,077,288
Debt	-	-	-	-	-	32,477	-	-	32,477
Deferred rent	122,360	98,776	20,455	-	18,423	30,178	14,045	22,191	775,079
Total Liabilities	172,498	119,461	651,796	-	437,403	261,472	69,365	39,755	2,884,844

Net Book Value attributable to Chanticleer and affiliates	110,998	111,017	214,664	(28,643)	548,668	(366,481)	117,752	(247,292)	1,223,234
Net Book Value attributable to Non-Controlling Interest	110,998	111,017	164,924	(3,540)	74,818	(19,288)	13,084	(71,794)	827,037
Net Book Value	$221,996	$222,034	$379,588	$(32,183)	$623,486	$(385,769)	$130,836	$(319,086)	$2,050,271

December 31, 2017	LBB Hassalo LLC	LBB Platform LLC	LBB Progress Ridge LLC	LBB Green Lake LLC	American Burger Prosperity, LLC (DBA LBB Prosperity)	LBB Wallingford LLC	LBB Capitol Hill LLC	LBB Rea Farms LLC
Cash	$8,012	$9,953	$19,819	$235	$1,917	$27	$170	$1,440
Accounts receivable	837	2,166	234	-	87	-	-	-
Inventory	5,444	7,219	6,237	-	5,596	-	-	-
Property, plant and equipment	269,350	211,055	283,666	500	385,404	3,000	7,348	-
Goodwill and intangible assets	-	-	-	-	-	-	-	-
Other assets	4,470	5,447	7,910	4,332	5,000	10,840	15,259	4,520
Due from (to) Chanticleer and affiliates	30,381	115,988	96,388	54,101	(125,162)	87,937	58,163	18,873
Total Assets	318,494	351,828	414,253	59,167	272,842	101,804	80,940	24,833

Accounts payable and accrued liabilities	22,905	28,384	25,956	500	40,575	10,558	7,348	-
Debt	-	-	-	-	-	-	-	-
Deferred rent	85,076	75,149	107,875	-	47,550	-	-	-
Total Liabilities	107,981	103,532	133,831	500	88,125	10,558	7,348	-

Net Book Value attributable to Chanticleer and affiliates	168,411	198,637	140,211	29,334	92,359	45,623	36,796	12,417
Net Book Value attributable to Non-Controlling Interest	42,103	49,659	140,211	29,334	92,359	45,623	36,796	12,417
Net Book Value	$210,513	$248,296	$280,421	$58,667	$184,717	$91,246	$73,592	$24,833

December 31, 2017	LBB Multnomah Village LLC	LBB Magnolia LLC	JF Restaurants, LLC	DINE OUT	Hooters Emperors Palace (PTY) Ltd	Hooters on the Buzz (PTY) Ltd.	Hooters Umhlang (Pty) Ltd.	Hooters Wings Mgmt Company	Total
Cash	$200	$-	$(5,231)	$-	$31,818	$926	$9,992	$148,227	$227,505
Accounts receivable	-	-	6,110	-	13,501	-	-	8,557	31,492
Inventory	-	-	57,840	-	27,080	20,640	22,329	-	152,384
Property, plant and equipment	-	-	334,818	-	100,492	95,716	61,794	4,041	1,757,184
Goodwill and intangible assets	-	-	1,101,751	-	40,827	30,115	29,888	-	1,202,581
Other assets	12,705	-	33,888	-	27,965	170	6,939	-	139,445
Due from (to) Chanticleer and affiliates	12,095	-	(155,637)	(32,183)	1,034,034	(256,573)	188,310	(512,662)	614,053
Total Assets	25,000	-	1,373,539	(32,183)	1,275,717	(109,006)	319,252	(351,837)	4,124,644

Accounts payable and accrued liabilities	39	-	603,698	-	525,151	230,209	135,283	30,834	1,661,440
Debt	-	-	-	-	-	56,569	-	-	56,569
Deferred rent	-	-	16,602	-	15,732	33,178	25,760	-	406,922
Total Liabilities	39	-	620,301	-	540,883	319,956	161,043	30,834	2,124,931

Net Book Value attributable to Chanticleer and affiliates	12,481	-	424,678	(28,643)	646,654	(407,514)	142,388	(296,570)	1,217,259
Net Book Value attributable to Non-Controlling Interest	12,481	-	328,561	(3,540)	88,180	(21,448)	15,821	(86,101)	782,453
Net Book Value	$24,961	$-	$753,238	$(32,183)	$734,834	$(428,962)	$158,209	$(382,671)	$1,999,713